OPERATING SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

19. OPERATING SEGMENT INFORMATION

        We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of differentiated chemical products. We have reported our operations through five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments. We have organized our business and derived our operating segments around differences in product lines.

        The major products of each reportable operating segment are as follows:

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

        Sales between segments are generally recognized at external market prices and are eliminated in consolidation. We use EBITDA to measure the financial performance of our global business units and for reporting the results of our operating segments. This measure includes all operating items relating to the businesses. The EBITDA of operating segments excludes items that principally apply to our Company as a whole. The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues
Polyurethanes	$1,244	$1,209	$3,735	$3,391
Performance Products	742	846	2,319	2,546
Advanced Materials	328	349	1,014	1,059
Textile Effects	182	173	562	563
Pigments	319	455	1,150	1,243
Eliminations	(74)	(56)	(212)	(213)

Total	$2,741	$2,976	$8,568	$8,589

Segment EBITDA(1)
Polyurethanes	$203	$136	$544	$392
Performance Products	107	97	282	325
Advanced Materials	24	2	77	69
Textile Effects	(22)	(157)	(37)	(175)
Pigments	69	161	346	357
Corporate and other(2)	(41)	(52)	(125)	(196)

Subtotal	340	187	1,087	772
Discontinued Operations(3)	-	17	(4)	(6)

Total	340	204	1,083	766
Interest expense, net	(59)	(66)	(181)	(197)
Income tax expense-continuing operations	(62)	(55)	(188)	(111)
Income tax (expense) benefit-discontinued operations	-	(7)	2	1
Depreciation and amortization	(102)	(107)	(306)	(310)

Net income (loss) attributable to Huntsman International	$117	$(31)	$410	$149

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs, non-operating income and expense, benzene sales and gains and losses on the disposition of corporate assets.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 17. Discontinued Operations."

27. OPERATING SEGMENT INFORMATION

        We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of differentiated and commodity chemical products. During the first quarter of 2010, we began reporting our LIFO inventory valuation reserves as part of Corporate and other; these reserves were previously reported in our Performance Products segment. During the third quarter of 2010, we began reporting the amounts outstanding under the A/R Programs and certain purchase accounting adjustments as part of our Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments segments' assets. These amounts were previously reported as Corporate and other segment assets. In addition, we eliminated intercompany balances from the assets of each reportable segment. During the fourth quarter of 2010, we began reporting the (income) loss attributable to noncontrolling interests in the reporting segment to which the subsidiary relates. Previously, (income) loss attributable to noncontrolling interests was reported in our Corporate and other segment. All relevant information for prior periods has been reclassified to reflect these changes.

        We have reported our operations through five segments: Polyurethanes, Advanced Materials, Textile Effects, Performance Products and Pigments. We have organized our business and derived our operating segments around differences in product lines.

        The major products of each reportable operating segment are as follows:

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

        Sales between segments are generally recognized at external market prices and are eliminated in consolidation. We use EBITDA to measure the financial performance of our global business units and for reporting the results of our operating segments. This measure includes all operating items relating to the businesses. The EBITDA of operating segments excludes items that principally apply to our Company as a whole. The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Net Sales:
Polyurethanes	$4,434	$3,605	$3,005
Performance Products	3,301	2,659	2,090
Advanced Materials	1,372	1,244	1,059
Textile Effects	737	787	691
Pigments	1,642	1,213	960
Eliminations	(265)	(258)	(140)

Total	$11,221	$9,250	$7,665

	Year ended December 31,
	2011	2010	2009
Segment EBITDA(1):
Polyurethanes	$469	$319	$388
Performance Products	385	363	246
Advanced Materials	125	143	59
Textile Effects	(199)	1	(64)
Pigments	501	205	(25)
Corporate and other(2)	(236)	(224)	(178)

Subtotal	1,045	807	426
Discontinued Operations(3)	(6)	53	(97)

Total	1,039	860	329
Interest expense, net	(262)	(248)	(240)
Income tax expense-continuing operations	(113)	(40)	(159)
Income tax benefit (expense)-discontinued operations	5	(10)	80
Depreciation and amortization	(416)	(382)	(420)

Net income (loss) attributable to Huntsman International LLC	$253	$180	$(410)

Depreciation and Amortization:
Polyurethanes	$160	$155	$160
Performance Products	110	92	78
Advanced Materials	33	33	38
Textile Effects	27	26	19
Pigments	74	67	104
Corporate and other(2)	12	8	19

Subtotal	416	381	418
Discontinued Operations	-	1	2

Total	$416	$382	$420

Capital Expenditures:
Polyurethanes	$85	$59	$55
Performance Products	96	66	70
Advanced Materials	39	24	14
Textile Effects	34	23	19
Pigments	57	49	23
Corporate and other(2)	19	15	8

Total	$330	$236	$189

	December 31,
	2011	2010
Total Assets:
Polyurethanes	$3,086	$3,024
Performance Products	2,340	2,067
Advanced Materials	1,307	1,327
Textile Effects	686	776
Pigments	1,384	1,277
Corporate and other(2)	(473)	(164)

Total	$8,330	$8,307

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International LLC before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 25. Discontinued Operations."

	Year ended December 31,
	2011	2010	2009
By Geographic Area
Revenues(1):
United States	$3,470	$2,777	$2,345
China	944	881	561
Mexico	723	485	432
Germany	638	519	433
Italy	558	474	415
Other nations	4,888	4,114	3,479

Total	$11,221	$9,250	$7,665

	December 31,
	2011	2010
Long-lived assets(2):
United States	$1,278	$1,305
The Netherlands	310	311
United Kingdom	306	320
Saudi Arabia	243	259
Germany	205	68
Switzerland	166	221
Spain	157	173
Other nations	845	812

Total	$3,510	$3,469

(1)
Geographic information for revenues is based upon countries into which product is sold.

(2)
Long-lived assets are made up of property, plant and equipment, net.